Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 04, 2024
C000254753
Account Value [Line Items]
Line Graph and Table Measure Name	Broad Market Core Bond ETF
Account Value	$ 10,350	$ 10,221	$ 10,241	$ 10,081	$ 10,154	$ 10,109	$ 10,119	$ 9,892	$ 9,841	$ 10,000
C000254754
Account Value [Line Items]
Line Graph and Table Measure Name	Core Plus ETF
Account Value	$ 10,313	10,182	10,194	10,028	10,072	10,064	10,092	9,882	9,811	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,305	10,184	10,211	10,056	10,128	10,089	10,085	9,868	9,816	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,305	$ 10,184	$ 10,211	$ 10,056	$ 10,128	$ 10,089	$ 10,085	$ 9,868	$ 9,816	$ 10,000